Merger - Summary of Fair Value of Consideration Paid (Detail) - USD ($) $ / shares in Units, $ in Thousands	Sep. 18, 2021	Jun. 30, 2022	Dec. 31, 2021	Sep. 17, 2021	Dec. 31, 2020	Dec. 10, 2020
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	9,814,447	9,838,435	9,826,435		5,691,686
Pro forma common share % ownership	50.62%
Reverse acquisition ownership percentage	50.62%
GNB Financial Services Inc [Member]
Business Acquisition [Line Items]
Total GNBF common shares outstanding	779,000
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
GNBF shares outstanding exchanged for cash	115,760
Business acquisition,share price	$ 7.3064			$ 12.9		$ 7.3064
Number of shares of common stock issued	4,845,897
Common Stock, Shares, Outstanding	4,968,550
Pro forma common share % ownership	49.38%
Ownership % to be owned by current GNBF shareholders	49.38%
Hypothetical GNBF shares outstanding based on GNBF % ownership	1,343,267
Reverse acquisition ownership percentage	50.62%
Hypothetical GNBF shares to be issued as consideration	680,027
Fair value of GNBF shares (LINKBANCORP, Inc. fair value per share of $12.90 as of 9/17/2021 multiplied by the exchange rate)	$ 94.25
Purchase price assigned to hypothetical GNBF shares issued to LINKBANCORP, Inc. shareholders	$ 64,094
LINKBANCORP, Inc. options and warrants	1,962,484
Fair value per options and warrants	$ 3.76
Purchase price assigned to LINKBANCORP, Inc. options and warrants	$ 7,379
Total purchase price consideration	71,473
Cash consideration	10,077
Common Stock	$ 61,396